Derivatives (Derivative Instruments And Hedging Activities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Asset, Notional Amount	$ 18,044	$ 6,051	$ 0
Other Assets Interest Rate Swaps Fair Value	508	187	0
Derivative Liability, Notional Amount	18,044	6,051	0
Other Liabilities Interest Rate Swaps Fair Value	$ 355	$ 178	$ 0